Borrowings (Details) - CNY (¥)												6 Months Ended
	Sep. 05, 2025	Aug. 21, 2025	Feb. 11, 2025	Sep. 09, 2024	Sep. 06, 2024	Aug. 29, 2024	Sep. 01, 2023	Aug. 14, 2023	Sep. 08, 2022	Jun. 24, 2022	Jun. 13, 2022	Dec. 31, 2025	Dec. 31, 2024
Borrowings [Line Items]
Interest expense debt												¥ 484,151	¥ 304,246
Credit Line I [Member]
Borrowings [Line Items]
Line of credit										¥ 34,791,400	¥ 7,000,000
Bank payment										¥ 7,000,000
Line of credit, term										5 years	12 months
Line of credit, percentage											4.35%
Credit Line II [Member]
Borrowings [Line Items]
Line of credit		¥ 3,000,000				¥ 3,000,000			¥ 34,791,400
Bank payment									¥ 5,200,000
Line of credit, term		12 months				12 months			5 years
Line of credit, percentage		3.85%				4.35%
Credit Line III [Member]
Borrowings [Line Items]
Line of credit	¥ 9,500,000		¥ 3,000,000	¥ 10,000,000	¥ 7,000,000		¥ 1,200,000	¥ 1,000,000
Line of credit, term	12 months		12 months	12 months	12 months		3 years	3 years
Line of credit, percentage	3.45%		3.65%	3.40%	3.40%		4.35%	4.35%
Secured debt	¥ 50,000,000		¥ 50,000,000	¥ 50,000,000	¥ 50,000,000
Hangzhou United Bank [Member] | Credit Line III [Member]
Borrowings [Line Items]
Line of credit					¥ 20,000,000
Line of credit, term					2 years